Note 5 - Allowance for Loan Losses and Credit Quality Disclosure	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]

(5)   Allowance for Loan Losses and Credit Quality Disclosures

The Company’s primary lending emphasis is the origination of commercial and commercial real estate loans and mortgage warehouse lines of credit.  Based on the composition of the loan portfolio, the inherent primary risks are deteriorating credit quality, a decline in the economy, and a decline in New Jersey real estate market values.  Any one, or a combination, of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.

The following table provides an aging of the loan portfolio by loan class at September 30, 2013:

	30-59 Days	60-89 Days	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction	$-	$-	$995,830	995,830	$42,237,906	$43,233,736	$-	$995,830
Commercial Business	130,831	-	439,887	570,718	65,153,689	65,724,407	-	439,887
Commercial Real Estate	875,624	-	6,052,984	6,928,608	89,548,110	96,476,718	-	6,052,982
Mortgage Warehouse Lines	-	-	-	-	134,534,202	134,534,202	-	-
Residential Real Estate	-	970,123	164,541	1,134,664	10,521,526	11,656,190	-	164,542
Consumer
Loans to Individuals	-	-	94,898	94,898	9,752,485	9,847,383	94,898	-
Other	-	-	-	-	170,940	170,940	-	-
Deferred Loan Fees	-	-	-	-	905,897	905,897	-	-
Total	$1,006,455	$970,123	$7,748,140	$9,724,718	$352,824,755	$362,549,473	$94,898	$7,653,241

The following table provides an aging of the loan portfolio by loan class at December 31, 2012:

	30-59 Days	60-89 Days	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction	$-	$-	$1,581,031	$1,581,031	$54,110,362	$55,691,393	$-	$1,581,031
Commercial Business	202,451	70,192	518,912	791,555	57,073,881	57,865,436	-	629,821
Commercial Real Estate	-	-	3,137,553	3,137,553	99,275,141	102,412,694	-	3,478,605
Mortgage Warehouse Lines	-	-	-	-	284,127,530	284,127,530	-	-
Residential Real Estate	320,729	34,975	-	355,704	10,541,603	10,897,307	-	134,193
Consumer
Loans to Individuals	49,243	-	139,852	189,095	9,454,290	9,643,385	84,948	-
Other	-	-	-	-	189,279	189,279	-	-
Deferred Loan Fees	-	-	-	-	987,086	987,086	-	-
Total	$572,423	$105,167	$5,377,348	$6,054,938	$515,759,172	$521,814,110	$84,948	$5,878,554

Management reviews the adequacy of the allowance on at least a quarterly basis to ensure that the provision for loan losses has been charged against earnings in an amount necessary to maintain the allowance at a level that is adequate based on management’s assessment of probable estimated losses.  The Company’s methodology for assessing the adequacy of the allowance for loan losses consists of several key elements.  These elements include a specific reserve for impaired loans, an allocated reserve, and an unallocated portion.

The Company consistently applies the following comprehensive methodology.  During the quarterly review of the allowance for loan losses, the Company considers a variety of factors that include:

●	General economic conditions.
●	Trends in charge-offs.
●	Trends and levels of delinquent loans.
●	Trends and levels of non-performing loans, including loans over 90 days delinquent.
●	Trends in volume and terms of loans.
●	Levels of allowance for specific classified loans.
●	Credit concentrations.

The methodology includes the segregation of the loan portfolio into loan types with a further segregation into risk rating categories, such as special mention, substandard, doubtful, and loss. This allows for an allocation of the allowance for loan losses by loan type; however, the allowance is available to absorb any loan loss without restriction.  Larger balance, non-homogeneous loans representing significant individual credit exposures are evaluated individually through the internal loan review process.  It is this process that produces the watch list.  The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated. Based on these reviews, an estimate of probable losses for the individual larger-balance loans is determined, whenever possible, and used to establish specific loan loss reserves.  In general, for non-homogeneous loans not individually assessed, and for homogeneous groups, such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type, and historical losses. These loan groups are then internally risk rated.

The watch list includes loans that are assigned a rating of special mention, substandard, doubtful and loss.  Loans classified as special mention have potential weaknesses that deserve management’s close attention.  If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects.  Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable.  Loans rated as doubtful in whole, or in part, are placed in nonaccrual status.  Loans classified as a loss are considered uncollectible and are charged against the allowance for loan losses.

The specific reserve for impaired loans is established for specific loans which have been identified by management as being impaired. These impaired loans are assigned a doubtful risk rating grade because the loan has not performed according to payment terms and there is reason to believe that repayment of the loan principal, in whole or in part, is unlikely. The specific portion of the allowance is the total amount of potential unconfirmed losses for these individual doubtful loans. To assist in determining the fair value of loan collateral, the Company utilizes independent third party qualified appraisal firms which, in turn, employ their own criteria and assumptions that may include occupancy rates, rental rates, and property expenses, among others.

The second category of reserves consists of the allocated portion of the allowance.  The allocated portion of the allowance is determined by taking pools of loans outstanding that have similar characteristics and applying historical loss experience for each pool.  This estimate represents the potential unconfirmed losses within the portfolio. Individual loan pools are created for commercial and commercial real estate loans, construction loans, and various types of loans to individuals.  The historical estimation for each loan pool is then adjusted to account for current conditions, current loan portfolio performance, loan policy or management changes, or any other factor which may cause future losses to deviate from historical levels.

The Company also maintains an unallocated allowance.  The unallocated allowance is used to cover any factors or conditions which may cause a potential loan loss but are not specifically identifiable.  It is prudent to maintain an unallocated portion of the allowance because no matter how detailed an analysis of potential loan losses is performed, these estimates, by definition, lack precision.  Management must make estimates using assumptions and information that is often subjective and changing rapidly.

The following discusses the risk characteristics of each of our loan portfolio segments, commercial and consumer.

Commercial

The Company’s primary lending emphasis is the origination of commercial and commercial real estate loans and mortgage warehouse lines of credit.  Based on the composition of the loan portfolio, the inherent primary risks are deteriorating credit quality, a decline in the economy, and a decline in New Jersey real estate market values.  Any one, or a combination, of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.

Consumer

The Company’s consumer loan portfolio segment is comprised of residential real estate loans, home equity loans and other loans to individuals.  Individual loan pools are created for the various types of loans to individuals.

In general, for homogeneous groups, such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type, and industry historical losses. These loan groups are then internally risk rated.

The Company considers the following credit quality indicators in assessing the risk in the loan portfolio:

●	Consumer credit scores
●	Internal credit risk grades
●	Loan-to-value ratios
●	Collateral
●	Collection experience

The Company’s internal credit risk grades are based on the definitions currently utilized by the bank regulatory agencies.  The grades assigned and their definitions are as follows, and loans graded excellent, above average, good and watch list are treated as “pass” for grading purposes:

1.  Excellent - Loans that are based upon cash collateral held at the Bank and adequately margined. Loans that are based upon "blue chip" stocks listed on the major exchanges and adequately margined.

2.  Above Average - Loans to companies whose balance sheets show excellent liquidity and whose long-term debt is on well-spread schedules of repayment easily covered by cash flow.  Such companies have been consistently profitable and have diversification in their product lines or sources of revenue.  The continuation of profitable operations for the foreseeable future is likely.  Management is comprised of a mix of ages, experience, and backgrounds and management succession is in place.  Sources of raw materials are abundant, and for service companies, the source of revenue is abundant.  Future needs have been planned for.  Character and repayment ability of individuals or company principals are excellent.  Loans to individuals supported by high net worths and liquid assets.

3.  Good - Loans to companies whose balance sheets show good liquidity and cash flow adequate to meet maturities of long-term debt with a comfortable margin.  Such company has established a profitable record over a number of years, and there has been growth in net worth.  Operating ratios are in line with those of the industry, and expenses are in proper relationship to the volume of business done and the profits achieved.  Management is well-balanced and competent in their responsibilities.  Economic environment is favorable; however, competition is strong.  The prospects for growth are good.  Loans in this category do not meet the collateral requirements of loans in categories 1 and 2 above.  Loans to individuals supported by good net worths but whose supporting assets are illiquid.

3w. Watch List - Included in this category are loans evidencing problems identified by Bank management that require closer supervision.  Such problem has not developed to the point which requires a Special Mention rating.  This category also covers situations where the Bank does not have adequate current information upon which credit quality can be determined.  The account officer has the obligation to correct these deficiencies within 30 days after the time of notification.

4.  Special Mention - Loans or borrowing relationships that require more than the usual amount of attention by Bank management.  Industry conditions may be adverse or weak.  The borrower's ability to meet current payment schedules may be questionable, even though interest and principal are being paid as agreed. Heavy reliance has been placed on the collateral.  Profits, if any, are interspersed with losses. Management is "one man" or incompetent or there is no plan for management succession.  Expectations of a loan loss are not immediate; however, if present trends continue, a loan loss could be expected.

5.  Substandard - Loans in this category possess weaknesses that jeopardize the ultimate collection of total outstandings.  These weaknesses require close supervision by Bank management.  Current financial statements are unavailable and the loan is inadequately protected by the collateral pledged.  This category will normally include loans that have been classified as substandard by the regulators.

6.  Doubtful - Loans with weaknesses inherent in the substandard classification and where collection or liquidation in full is highly questionable.  It is likely that the loan will not be collected in full and the Bank will suffer some loss which is not quantifiable at the time of review.

7.  Loss - Loans considered uncollectable and of such little value that their continuance as an active asset is not warranted.  Loans in this category should immediately be eliminated from the Bank's loan loss reserve.  Any accrued interest should immediately be backed out of income.

The following table provides a breakdown of the loan portfolio by credit quality indictor at September 30, 2013.

Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$38,743,089	$63,079,908	$64,562,349	$134,534,202	$10,521,525
Special Mention	-	1,465,856	21,013,297	-	1,134,665
Substandard	4,490,647	920,157	10,901,072	-	-
Doubtful	-	258,486	-	-	-
Total	$43,233,736	$65,724,407	$96,476,718	$134,534,202	$11,656,190

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$9,847,383	$170,940
Nonperforming	-	-
Total	$9,847,383	$170,940

The following table provides a breakdown of the loan portfolio by credit quality indicator at December 31, 2012.

Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$49,373,827	$55,498,613	$76,096,964	$284,127,530	$10,763,114
Special Mention	-	1,019,586	19,060,621	-	134,193
Substandard	5,777,494	1,064,799	7,255,109	-	-
Doubtful	540,072	282,438	-	-	-
Total	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307

Consumer Credit Exposure - By Payment Activity	Loans to Individuals	Other

Performing	$9,454,288	$189,279
Nonperforming	189,097	-
Total	$9,643,385	$189,279

Impaired Loans Disclosures

Loans are considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is placed on nonaccrual status, it is also considered to be impaired.  Loans are placed on nonaccrual status when: (1) the full collection of interest or principal becomes uncertain; or (2) they are contractually past due 90 days or more as to interest or principal payments unless they are both well secured and in the process of collection.

The following tables summarize the distribution of the allowance for loan losses and loans receivable by loan class and impairment method at September 30, 2013 and December 31, 2012:

Period-End Allowance for Loan Losses by Impairment Method – September 30, 2013

		Commercial	Commercial	Mortgage	Residential				Deferred	Total
	Construction	Business	Real Estate	Warehouse	Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Ending Balance	$1,208,023	$1,031,607	$3,064,248	$672,671	$141,826	$110,068	$2,051	$589,686	$-	$6,820,180

Ending Balance
Individually evaluated for impairment	-	235,027	1,476,632	-	-	-	-	-	-	1,711,659
Collectively evaluated for impairment	1,208,023	796,580	1,587,616	672,671	141,826	110,068	2,051	589,686	-	5,108,521

Loans receivables:
Ending Balance	$43,233,736	$65,724,407	$96,476,718	$134,534,202	$11,656,190	$9,847,383	$170,940	$-	$905,897	$362,549,473
Individually evaluated for impairment	1,015,112	701,035	9,646,821	-	164,542	-	-	-	-	11,527,510
Collectively evaluated for impairment	42,218,624	65,023,372	86,829,897	134,534,202	11,491,648	9,847,383	170,940	-	905,897	351,021,963

Period-End Allowance for Loan Losses by Impairment Method – December 31, 2012

		Commercial	Commercial	Mortgage	Residential				Deferred	Total
	Construction	Business	Real Estate	Warehouse	Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Ending Balance	$1,990,292	$972,789	$2,262,221	$1,420,638	$112,103	$102,583	$2,271	$288,315	$0	$7,151,212

Ending Balance
Individually evaluated for impairment	569,579	253,598	447,193	-	21,693	-	-	-	-	1,292,063
Collectively evaluated for impairment	1,420,713	719,191	1,815,028	1,420,638	90,410	102,583	2,271	288,315	-	5,859,149

Loans receivables:
Ending Balance	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307	$9,643,385	$189,279	-	$987,086	$521,814,110
Individually evaluated for impairment	2,842,031	906,526	3,952,546	-	134,193	54,904	-	-	-	7,890,200
Collectively evaluated for impairment	52,849,362	56,958,910	98,460,148	284,127,530	10,763,114	9,588,481	189,279	-	987,086	513,923,910

The activity in the allowance for loan losses by loan class for the nine months ended September 30, 2013 was as follows:

	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Total
Balance - December 31, 2012	$1,990,292	$972,789	$2,262,221	$1,420,638	$112,103	$102,583	$2,271	$288,315	$7,151,212
Provision charged to operations	(218,010)	(18,319)	245,769	(429,900)	262	50,606	(212)	369,804	-
Loans charged off	(561,993)	(139,289)	(384,688)	-	-	(50,855)	-	-	(1,136,825)
Recoveries of loans charged off	-	2,000	6,895	-	-	-	-	-	8,895
Balance - March 31, 2013	$1,210,289	$817,181	$2,130,197	$990,738	$112,365	$102,334	$2,059	$658,119	$6,023,282
Provision charged to operations	1,872	160,164	321,659	(62,039)	(19,632)	(2,444)	45	(162,958)	236,667
Loans charged off	-	-	-	-	-	-	-	-	-
Recoveries of loans charged off	417	8,574	-	-	-	-	-	-	8,991
Balance – June 30, 2013	$1,212,578	$985,919	$2,451,856	$928,699	$92,733	$99,890	$2,104	495,161	$6,268,940
Provision charged to operations	(4,555)	34,446	612,392	(256,028)	49,093	10,178	(53)	94,525	539,998
Loans charged off	-	(2,068)	-	-	-	-	-	-	(2,068)
Recoveries of loans charged off	-	13,310	-	-	-	-	-	-	13,310
Balance - September 30, 2013	$1,208,023	$1,031,607	$3,064,248	$672,671	$141,826	$110,068	$2,051	$589,686	$6,820,180

The activity in the allowance for loan losses by loan class for the nine months ended September 30, 2012 was as follows:

	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Total
Balance - December 31, 2011	$1,054,695	$934,642	$1,597,702	$1,122,056	$91,076	$187,352	$2,377	$544,550	$5,534,450
Provision charged to operations	217,501	15,757	241,180	(115,451)	148,497	22,076	6,803	63,635	599,998
Loans charged off	(32,650)	(144,827)	-	-	(77,858)	(6,001)	-	-	(261,336)
Recoveries of loans charged off	3,403	5,427	-	-	-	-	-	-	8,830
Balance - March 31, 2012	$1,242,949	$810,999	$1,838,882	$1,006,605	$239,573	$131,570	$3,179	$608,185	$5,881,942
Provision charged to operations	429,656	111,410	464,946	147,278	13,631	(8,357)	(381)	(608,185)	549,998
Loans charged off	(25,000)	(20,199)	-	-	(130,694)	-	-	-	(175,893)
Recoveries of loans charged off	-	1,191	182	-	-	-	-	-	1,373
Balance - June 30, 2012	$1,647,605	$903,401	$2,304,010	$1,153,883	$122,510	$123,213	$2,798	$-	$6,257,420
Provision charged to operations	208,440	33,129	86,278	102,771	(2,812)	(9,942)	(27)	82,161	499,998
Loans charged off	-	-	(64,375)	-	-	-	-	-	(64,375)
Recoveries of loans charged off	-	-	-	-	-	-	-	-	-
Balance - September 30, 2012	$1,856,045	$936,530	$2,325,913	$1,256,654	$119,698	$113,271	$2, 771	$82,161	$6,693,043

When a loan is identified as impaired, the measurement of impairment is based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, except when the sole remaining source of repayment for the loan is the liquidation of the collateral.  In such cases, the current fair value of the collateral less selling costs is used.  If the value of the impaired loan is less than the recorded investment in the loan, the impairment is recognized through an allowance estimate or a charge to the allowance.

Impaired Loans Receivables (By Class) – September 30, 2013

				Nine Months Ended September 30, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance:
Commercial
Construction	$1,015,112	$1,015,112	$-	$1,059,872	$4,660
Commercial Business	225,899	382,356	-	212,465	1,516
Commercial Real Estate	-	-	-	1,390,822	-
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	1,241,011	1,397,468	-	2,663,159	6,176
Residential Real Estate	164,542	164,542	-	103,227	-
Consumer
Loans to Individuals	-	-	-	22,375	-
Other	-	-	-	-	-
Subtotal	-	-	-	22,375	-
With no related allowance	1,405,553	1,562,010	-	2,788,761	6,176
With an allowance:
Commercial
Construction	-	-	-	325,520	-
Commercial Business	475,136	475,136	235,027	578,763	3,915
Commercial Real Estate	9,646,821	9,646,821	1,476,632	4,339,970	61,306
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	10,121,957	10,121,957	1,711,659	5,244,253	65,221
Residential Real Estate	-	-	-	58,442	-
Consumer
Loans to Individuals	-	-	-	5,589	-
Other	-	-	-	-	-
Subtotal	-	-	-	5,589	-
With an allowance	10,121,957	10,121,957	1,711,659	5,308,284	65,221

Total:
Commercial	11,362,968	11,519,425	1,711,659	7,907,412	71,397
Residential Real Estate	164,542	164,542	-	161,669	-
Consumer	-	-	-	27,964	-
Total	$11,527,510	$11,683,967	$1,711,659	$8,097,045	$71,397

Impaired Loans Receivables (By Class) – December 31, 2012

				Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance:
Commercial
Construction	$1,360,914	$1,360,914	$-	$412,716	$-
Commercial Business	387,950	430,632	-	474,839	9,490
Commercial Real Estate	-	-	-	321,743	-
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	1,748,864	1,791,546	-	1,209,298	9,490
Residential Real Estate	-	-	-	23,600	-
Consumer
Loans to Individuals	54,904	54,904	-	54,904	-
Other	-	-	-	-	-
Subtotal	54,904	54,904	-	54,904	-
With no related allowance	1,803,768	1,846,450	-	1,287,802	9,490
With an allowance:
Commercial
Construction	1,481,117	1,481,117	569,579	123,426	-
Commercial Business	518,576	663,403	253,598	456,541	15,746
Commercial Real Estate	3,952,546	3,999,032	447,193	2,964,744	29,291
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	5,952,239	6,143,552	1,270,370	3,544,711	45,037
Residential Real Estate	134,193	134,193	21,693	287,395	-
Consumer
Loans to Individuals	-	-	-	-	-
Other	-	-	-	-	-
Subtotal	-	-	-	-	-
With an allowance	6,086,432	6,277,745	1,292,063	3,832,106	45,037

Total:
Commercial	7,701,103	7,935,098	1,270,370	4,754,009	54,527
Residential Real Estate	134,193	134,193	21,693	310,995	-
Consumer	54,904	54,904	-	54,904	-
Total	$7,890,200	$8,124,195	$1,292,063	$5,119,908	$54,527

Impaired Loans Receivables (By Class) – September 30, 2012

				Nine Months Ended September 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance:
Commercial
Construction	$-	$-	$-	$928,144	$-
Commercial Business	561,961	604,643	-	484,528	-
Commercial Real Estate	-	-	-	460,254	-
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	561,961	604,643	-	1,872,926	-
Residential Real Estate	-	-	-	-	1,512
Consumer
Loans to Individuals	54,904	54,904	-	36,804	-
Other	-	-	-	-	-
Subtotal	54,904	54,904	-	36,804	-
With no related allowance	616,865	659,547	-	1,909,730	1,512
With an allowance:
Commercial
Construction	-	-	-	966,319	-
Commercial Business	492,285	637,112	182,148	454,872	7,599
Commercial Real Estate	4,368,210	4,368,210	447,193	2,351,358	14,650
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	4,860,495	5,005,322	629,341	3,772,549	22,249
Residential Real Estate	135,963	135,963	28,566	264,900	-
Consumer
Loans to Individuals	-	-	-	25,667	-
Other	-	-	-	-	-
Subtotal	-	-	-	25,667	-
With an allowance	4,996,458	5,141,285	657,907	4,063,116	22,249

Total:
Commercial	5,422,456	5,609,965	629,341	5,645,475	22,249
Residential Real Estate	135,963	135,963	28,566	264,900	1,512
Consumer	54,904	54,904	-	62,471	-
Total	$5,613,323	$5,800,832	$657,907	$5,972,846	$23,761

In the normal course of business, the Bank may consider modifying loan terms for various reasons. These reasons may include as a retention strategy to compete in the current interest rate environment or as a re-amortization or extension of a loan term to better match the loan’s repayment stream with the borrower’s cash flow. A modified loan would be considered a troubled debt restructuring (“TDR”) if the Bank grants a concession to a borrower and has determined that the borrower is troubled (i.e., experiencing financial difficulties).

If the Bank restructures a loan to a troubled borrower, the loan terms (i.e. interest rate, payment, amortization period and maturity date) may be modified in various ways to enable the borrower to cover the modified debt service payments based on current financial statements and cash flow adequacy. If a borrower’s hardship is thought to be temporary, then modified terms may only be offered for that time period. Where possible, the Bank would attempt to obtain additional collateral and/or secondary repayment sources at the time of the restructure in order to put the Bank in the best possible position if the borrower is not able to meet the modified terms. The Bank will not offer modified terms if it believes that modifying the loan terms will only delay an inevitable permanent default.

The Bank adopted Accounting Standards Update (“ASU”) No. 2011-02 on July 1, 2011. ASU No. 2011-02 provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring (“TDR”).  In evaluating whether a restructuring constitutes a troubled debt restructuring, ASU No. 2011-02 requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties.  As a result of our adoption of ASU No. 2011-02, we reassessed the terms of loan restructurings.  There was no TDR activity during the three months ended September 30, 2013. At September 30, 2013, the Bank had 8 loans classified as TDRs with an aggregate outstanding balance of $4,248,442.

 If the Bank determines that a borrower has suffered deterioration in its financial condition, a restructuring of the loan terms may occur.  Such loan restructurings may include, but are not limited to, reductions in principal or interest, reductions in interest rates, and extensions of the maturity date.  When modifications are implemented, such loans meet the definition of a TDR.  The lower payments are determined by an analysis of the borrower’s cash flow to meet the modified terms while anticipating an improved financial condition to enable a resumption of the original payment terms.

5.           Allowance for Loan Losses and Credit Quality Disclosure

A summary of the allowance for loan losses is as follows:

	2012	2011
Balance, beginning of year	$5,534,450	$5,762,712
Provision charged to operations	2,149,992	2,558,328
Loans charged off	(548,091)	(2,799,482)
Recoveries of loans charged off	14,861	12,892
Balance, end of year	$7,151,212	$5,534,450

The Company’s primary lending emphasis is the origination of commercial and commercial real estate loans and mortgage warehouse lines of credit.  Based on the composition of the loan portfolio, the inherent primary risks are deteriorating credit quality, a decline in the economy, and a decline in New Jersey real estate market values.  Any one, or a combination, of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.

The following table provides an aging of the loan portfolio by loan class at December 31, 2012:

	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Nonaccrual Loans
Commercial
Construction	$0	$0	$1,581,031	$1,581,031	$54,110,362	$55,691,393	$0	$1,581,031
Commercial Business	202,451	70,192	518,912	791,555	57,073,881	57,865,436	0	629,821
Commercial Real Estate	0	0	3,137,553	3,137,553	99,275,141	102,412,694	0	3,478,607
Mortgage Warehouse Lines	0	0	0	0	284,127,530	284,127,530	0	0

Residential Real Estate	320,729	34,975	0	355,704	10,541,603	10,897,307	0	134,193

Consumer
Loans to Individuals	49,243	0	139,852	189,095	9,454,290	9,643,385	84,948	54,904
Other	0	0	0	0	189,279	189,279	0	0

Deferred Loan Fees	0	0	0	0	987,086	987,086	0	0

Total	$572,423	$105,167	$5,377,348	$6,054,938	$515,759,172	$521,814,110	$84,948	$5,878,554

The following table provides an aging of the loan portfolio by loan class at December 31, 2011:

	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Nonaccrual Loans
Commercial
Construction	$0	$0	$140,055	$140,055	$49,145,728	$49,285,783	$0	$140,055
Commercial Business	364,743	564,152	122,535	1,051,430	49,733,244	50,784,674	0	669,166
Commercial Real Estate	0	245,874	503,877	749,751	98,887,225	99,636,976	0	1,443,220
Mortgage Warehouse Lines	0	0	0	0	249,345,831	249,345,831	0	0

Residential Real Estate	905,310	0	661,171	1,566,481	11,318,871	12,885,352	0	661,171

Consumer
Loans to Individuals	0	144,904	77,858	222,762	11,996,878	12,219,640	0	77,858
Other	0	0	0	0	255,556	255,556	0	0

Deferred Loan Costs	0	0	0	0	1,017,959	1,017,959	0	0

Total	$1,270,053	$954,930	$1,505,496	$3,730,479	$471,701,292	$475,431,771	$0	$2,991,470

Additional income before taxes amounting to $362,399 and $337,158 would have been recognized in 2012 and 2011, respectively, if interest on all loans had been recorded based upon original contract terms.

Management reviews the adequacy of the allowance on at least a quarterly basis to ensure that the provision for loan losses has been charged against earnings in an amount necessary to maintain the allowance at a level that is adequate based on management’s assessment of probable estimated losses.  The Company’s methodology for assessing the adequacy of the allowance for loan losses consists of several key elements.  These elements include a specific reserve for impaired loans, an allocated reserve, and an unallocated portion.

The Company consistently applies the following comprehensive methodology.  During the quarterly review of the allowance for loan losses, the Company considers a variety of factors that include:

●	General economic conditions.
●	Trends in charge-offs.
●	Trends and levels of delinquent loans.
●	Trends and levels of non-performing loans, including loans over 90 days delinquent.
●	Trends in volume and terms of loans.
●	Levels of allowance for specific classified loans.
●	Credit concentrations.

The methodology includes the segregation of the loan portfolio into loan types with a further segregation into risk rating categories, such as special mention, substandard, doubtful, and loss. This allows for an allocation of the allowance for loan losses by loan type; however, the allowance is available to absorb any loan loss without restriction.  Larger balance, non-homogeneous loans representing significant individual credit exposures are evaluated individually through the internal loan review process.  It is this process that produces the watch list.  The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated. Based on these reviews, an estimate of probable losses for the individual larger-balance loans are determined, whenever possible, and used to establish specific loan loss reserves.  In general, for non-homogeneous loans not individually assessed and for homogeneous groups, such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type, and historical losses. These loan groups are then internally risk rated.

The watch list includes loans that are assigned a rating of special mention, substandard, doubtful and loss.  Loans criticized special mention  have potential weaknesses that deserve management’s close attention.  If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects.  Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable.  Loans rated as doubtful in whole, or in part, are placed in nonaccrual status.  Loans classified as a loss are considered uncollectible and are charged off against the allowance for loan losses.

The specific reserve for impaired loans is established for specific loans which have been identified by management as being impaired. These impaired loans are primarily assigned a doubtful risk rating grade because the loan has not performed according to payment terms and there is reason to believe that repayment of the loan principal in whole, or in part, is unlikely. The specific portion of the allowance is the total amount of potential unconfirmed losses for these individual doubtful loans. To assist in determining the fair value of loan collateral, the Company often utilizes independent third party qualified appraisal firms which in turn employ their own criteria and assumptions that may include occupancy rates, rental rates, and property expenses, among others.

The second category of reserves consists of the allocated portion of the allowance.  The allocated portion of the allowance is determined by taking pools of loans outstanding that have similar characteristics and applying historical loss experience for each pool.  This estimate represents the potential unconfirmed losses within the portfolio. Individual loan pools are created for commercial and commercial real estate loans, construction loans, and various types of loans to individuals.  The historical estimation for each loan pool is then adjusted to account for current conditions, current loan portfolio performance, loan policy or management changes, or any other factor which may cause future losses to deviate from historical levels.

The Company also maintains an unallocated allowance.  The unallocated allowance is used to cover any factors or conditions which may cause a potential loan loss but are not specifically identifiable.  It is prudent to maintain an unallocated portion of the allowance because no matter how detailed an analysis of potential loan losses is performed, these estimates by definition lack precision.  Management must make estimates using assumptions and information that is often subjective and changing rapidly.

The following discusses the risk characteristics of each of our loan portfolio segments, commercial and consumer.

Commercial

The Company’s primary lending emphasis is the origination of commercial and commercial real estate loans and mortgage warehouse lines of credit.  Based on the composition of the loan portfolio, the inherent primary risks are deteriorating credit quality, a decline in the economy, and a decline in New Jersey real estate market values.  Any one or a combination of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.

Consumer

The Company’s loan portfolio consumer segment is comprised of residential real estate loans, home equity loans and other loans to individuals.  Individual loan pools are created for the various types of loans to individuals.

In general, for homogeneous groups, such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type, and industry historical losses. These loan groups are then internally risk rated.

The Company considersn the following credit quality indicatrs in assessing the risk in the loan portfolio:

●	Consumer credit scores
●	Internal credit risk grades
●	Loan-to-value ratios
●	Collateral
●	Collection experience

The Company’s internal credit risk grades are based on the definitions currently utilized by the banking regulatory agencies.  The grades assigned and definitions are as follows, and loans graded excellent, above average, good and watch list are treated as “pass” for grading purposes:

1.  Excellent - Loans that are based upon cash collateral held at the Bank and adequately margined. Loans that are based upon "blue chip" stocks listed on the major exchanges and adequately margined.

2.  Above Average - Loans to companies whose balance sheets show excellent liquidity and long-term debt is on well-spread schedules of repayment easily covered by cash flow.  Such companies have been consistently profitable and have diversification in their product lines or sources of revenue.  The continuation of profitable operations for the foreseeable future is likely.  Management is comprised of a mix of ages, experience, and backgrounds and management succession is in place.  Sources of raw materials are abundant, and for service companies, the source of revenue is abundant.  Future needs have been planned for.  Character and ability of individuals or company principals are excellent.  Loans to individuals supported by high net worths and liquid assets.

3.  Good - Loans to companies whose balance sheets show good liquidity and cash flow adequate to meet maturities of long-term debt with a comfortable margin.  Such companies have established profitable records over a number of years, and there has been growth in net worth.  Operating ratios are in line with those of the industry, and expenses are in proper relationship to the volume of business done and the profits achieved.  Management is well-balanced and competent in their responsibilities.  Economic environment is favorable; however, competition is strong.  The prospects for growth are good.  Loans in this category do not meet the collateral requirements of loans in categories 1 and 2 above. Loans to individuals supported by good net worths but whose supporting assets are illiquid.

3w.  Watch List - Included in this category are loans evidencing problems identified by Bank management that require closer supervision.  Such problem has not developed to the point which requires a Special Mention rating.  This category also covers situations where the Bank does not have adequate current information upon which credit quality can be determined.  The account officer has the obligation to correct these deficiencies within 30 days from the time of notification.

4.  Special Mention - Loans or borrowing relationships that require more than the usual amount of attention by Bank management.  Industry conditions may be adverse or weak.  The borrower's ability to meet current payment schedules may be questionable, even though interest and principal are being paid as agreed. Heavy reliance has been placed on the collateral.  Profits, if any, are interspersed with losses.  Management is "one man" or weak or incompetent or there is no plan for management succession.  Expectations of a loan loss are not immediate; however, if present trends continue, a loan loss could be expected.

5.  Substandard - Loans in this category possess weaknesses that jeopardize the ultimate collection of total outstandings.  These weaknesses require close supervision by Bank management.  Current financial statements are unavailable and the loan is inadequately protected by the collateral pledged.  This category will normally include loans that have been classified as substandard by the regulators.

6.  Doubtful - Loans with the same weaknesses inherent in the substandard classification and where collection or liquidation in full is highly questionable.  It is likely that the loan will not be collected in full and the Bank will suffer some loss which is not quantifiable at the time of review.

7.  Loss - Loans considered uncollectable and of such little value that their continuance as an active asset is not warranted.  Loans in this category should immediately be eliminated from the Bank's loan loss reserve.  Any accrued interest should immediately be backed out of income.

     The following table provides a breakdown of the loan portfolio by credit quality indictor at December 31, 2012.

Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$49,373,827	55,498,613	$76,096,964	$284,127,530	$10,763,114
Special Mention	0	1,019,586	19,060,621	0	134,193
Substandard	5,777,494	1,064,799	7,255,109	0	0
Doubtful	540,072	282,438	0	0	0
Total	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$9,454,288	$189,279
Nonperforming	189,097	0
Total	$9,643,385	$189,279

The following table provides a breakdown of the loan portfolio by credit quality indictor at December 31, 2011

Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$44,106,827	$47,973,545	$84,642,510	$249,345,831	$12,224,181
Special Mention	5,038,901	1,657,993	10,574,489	0	142,477
Substandard	107,405	865,160	3,823,225	0	518,694
Doubtful	32,650	287,976	596,752	0	0
Total	$49,285,783	$50,784,674	$99,636,976	$249,345,831	$12,885,352

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$12,141,782	$255,556
Nonperforming	77,858	0
Total	$12,219,640	$255,556

Impaired Loans Disclosures

Loans are considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is placed on nonaccrual status, it is also considered to be impaired.  Loans are placed on nonaccrual status when: (1) the full collection of interest or principal becomes uncertain; or (2) they are contractually past due 90 days or more as to interest or principal payments unless the loans are both well secured and in the process of collection.

Allowance for Credit Losses as of and for the year ended December 31,2012

									Deferred Total
	Construction	Commercial	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Beginning Bal. - December 31, 2011	$1,054,695	$934,642	$1,597,702	$1,122,056	$91,076	$187,352	$2,377	$544,550	$0	$5,534,450
Provision charged to operations	989,844	191,897	775,199	298,582	151,721	(6,911)	5,895	(256,235)	0	2,149,992
Loans charged off	(57,650)	(165,026)	(110,862)	0	(130,694)	(77,858)	(6,001)	0	0	(548,091)
Recoveries of loans charged off	3,403	11,276	182	0	0	0		0	0	14,861
Ending Bal.- December 31, 2012	$1,990,292	$972,789	$2,262,221	$1,420,638	$112,103	$102,583	$2,271	$288,315	$0	$7,151,212

Ending Balance
Individually evaluated for impairment	569,579	253,598	447,193	0	21,693	0	0	0	0	1,292,063
Collectively evaluated or impairment	1,420,713	719,191	1,815,028	1,420,638	90,410	102,583	2,271	288,315	0	5,859,149

Loans receivables:
Ending Balance	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307	$9,643,385	$189,279	$0	$987,086	$521,814,110
Individually evaluated for impairment	2,842,031	906,526	3,952,546	0	134,193	54,904	0	0	0	7,890,200
Collectively evaluated for impairment	52,849,362	56,958,910	98,460,148	284,127,530	10,763,114	9,588,481	189,279	0	987,086	513,923,910

Allowance for Credit Losses as of and for the year ended December 31,2011

									Deferred Total
	Construction	Commercial	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Beginning Bal. - December 31, 2010	$1,744,068	$971,994	$1,723,865	$763,092	$67,828	$192,457	$1,910	$297,498	$0	$5,762,712
Provision charged to perations	1,663,459	262,110	8,133	358,964	23,248	(5,105)	467	247,052	0	2,558,328
Loans charged off	(2,361,783)	(303,403)	(134,296)	0	0	0	0	0	0	(2,799,482)
Recoveries of loans harged off	8,951	3,941	0	0	0	0	0	0	0	12,892
Ending Bal. – December 31, 2011	$1,054,695	$934,642	$1,597,702	$1,122,056	$91,076	$187,352	$2,377	$544,550	$0	$5,534,450

Ending Balance
Individually evaluated for impairment	0	283,424	186,055	0	11,619	77,858	0	0	0	558,956
Collectively evaluated for impairment	1,054,695	651,218	1,411,647	1,122,056	79,457	109,494	2,377	544,550	0	4,975,494

Loans receivables:
Ending Balance	$49,285,783	$50,784,674	$99,636,976	$249,345,831	$12,885,352	$12,219,640	$255,556	$0	$1,017,959	$475,431,771
Individually valuated for impairment	140,055	952,156	1,934,120	0	661,171	77,858	0	0	0	3,765,360
Collectively evaluated for impairment	49,145,728	49,832,518	97,702,856	249,345,831	12,224,181	12,141,782	255,556	0	1,017,959	471,666,411

When a loan is identified as impaired, the measurement of impairment is based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, except when the sole remaining source of repayment for the loan is the liquidation of the collateral.  In such cases, the current fair value of the collateral less selling costs is used.  If the value of the impaired loan is less than the recorded investment in the loan, the impairment is recognized through an allowance estimate or a charge to the allowance.

Impaired Loans Receivables (By Class)

December 31 ,2012

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date 2012 Average Recorded Investment	Year to Date 2012 Interest Income Recognized
With no related allowance:

Commercial
Construction	$1,360,914	$1,360,914	$-	$412,716	$0
Commercial Business	387,950	430,632	-	474,839	9,490
Commercial Real Estate	0	0	-	321,743	0
Mortgage Warehouse Lines	0	0	-	0	0
Subtotal	1,748,864	1,791,546	-	1,209,298	9,490

Residential Real Estate	0	0	-	23,600	0

Consumer
Loans to Individuals	54,904	54,904	-	54,904	0
Other	0	0	-	0	0
Subtotal	54,904	54,904	-	54,904	0

Subtotal with no related allowance	1,803,768	1,846,450	-	1,287,802	0

With an allowance:

Commercial
Construction	1,481,117	1,481,117	569,579	123,426	0
Commercial Business	518,576	663,403	253,598	456,541	15,746
Commercial Real Estate	3,952,546	3,999,032	447,193	2,964,744	29,291
Mortgage Warehouse Lines	0	0	0	0	0
Subtotal	5,952,239	6,143,552	1,270,370	3,544,711	45,037

Residential Real Estate	134,193	134,193	21,693	287,395	0

Consumer
Loans to Individuals	0	0	0	0	0
Other	0	0	0	0	0
Subtotal	0	0	0	0	0

Subtotal with an allowance	6,086,432	6,277,745	1,292,063	3,832,106	45,037
Total:
Commercial	7,701,103	7,935,098	1,270,370	4,754,009	54,527
Residential Real Estate	134,193	134,193	21,693	310,995	0
Consumer	54,904	54,904	0	54,904	0
Total:	$7,890,200	$8,124,195	$1,292,063	$5,119,908	$54,527

Impaired Loans Receivables (By Class)

December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date Average Recorded Investment	Year to Date Interest Income Recognized
With no related allowance:

Commercial
Construction	$140,055	$277,405	$-	$610,358	$0
Commercial Business	381,190	426,803	-	257,942	0
Commercial Real Estate	503,877	611,389	-	457,464	0
Mortgage Warehouse Lines	0	0	-	0	0
Subtotal	1,025,122	1,315,597	-	1,325,764	0

Residential Real Estate	142,477	142,477	-	11,873	0

Consumer
Loans to Individuals	0	0	-	0	0
Other	0	0	-	0	0
Subtotal	0	0	-	0	0

Subtotal with no Related Allowance	1,167,599	1,458,074	-	1,337,637	0

With an allowance:

Commercial
Construction	0	0	0	2,389,162	0
Commercial Business	570,966	570,966	283,424	791,808	10,001
Commercial Real Estate	1,430,243	1,430,243	186,055	1,036,007	2,294
Mortgage Warehouse Lines	0	0	0	0	0
Subtotal	2,001,209	2,001,209	469,479	4,216,977	12,295

Residential Real Estate	518,694	518,694	11,619	490,081	0

Consumer
Loans to Individuals	77,858	77,858	77,858	77,858	0
Other	0	0	0	0	0
Subtotal	77,858	77,858	77,858	77,858	0

Subtotal with an Allowance	2,597,761	2,597,761	558,956	4,784,916	12,295
Total:
Commercial	3,026,331	3,316,806	469,479	5,542,741	12,295
Residential Real Estate	661,171	661,171	11,619	501,954	0
Consumer	77,858	77,858	77,858	77,858	0
Total:	$3,765,360	$4,055,835	$558,956	$6,122,553	$12,295

In the normal course of business, the Bank may consider modifying loan terms for various reasons. These reasons may include as a retention strategy to compete in the current interest rate environment or to re-amortize or extend a loan term to better match the loan’s payment stream with the borrower’s cash flow. A modified loan would be considered to be a troubled debt restructuring (“TDR”) if the Bank grants a concession to a borrower and has determined that the borrower is troubled (i.e., experiencing financial difficulties).

If the Bank restructures a loan to a troubled borrower, the loan terms (i.e. interest rate, payment, amortization period, maturity date) may be modified in various ways to enable the borrower to cover the modified debt service payments based on current financials and cash flow adequacy. If a borrower’s hardship is thought to be temporary, then modified terms may only be offered for that time period. Where possible, the Bank would attempt to obtain additional collateral and/or secondary payment sources at the time of the restructure in order to put the Bank in the best possible position if the borrower is not able to meet the modified terms. The Bank will not offer modified terms if it believes that modifying the loan terms will only delay an inevitable permanent default.

The Bank adopted Accounting Standards Update (“ASU”) No. 2011-02 on July 1, 2011. ASU No. 2011-02 provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, ASU No. 2011-02 requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. As a result of our adoption of ASU No. 2011-02, we reassessed the terms and restructurings.  The following table is a breakdown of troubled debt restructurings, all of which are classified as impaired, which occurred during the years ended December 31, 2012 and 2011.

During 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial	2	$137,028	$86,794
Construction	1	1,278,362	1,261,000

During 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial	4	$329,889	$329,889
Commercial Real Estate	2	840,106	840,106
Residential Real Estate	1	519,913	519,913

The following is a summary of troubled debt restructurings that subsequently defaulted within twelve months of restructuring during the years ended December 31, 2012 and 2011:

During 2012

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings that subsequently defaulted:
Commercial	2	$82,113

During 2011

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings that subsequently defaulted:
Commercial	1	$22,471
Residential Real Estate	1	518,694

If the Bank determines that a borrower has suffered deterioration in their financial condition, a restructuring of the loan terms may occur.  Such loan restructurings may include, but are not limited to, reductions in principal or interest, reductions in interest rates, and extensions of the maturity date.  When modifications are implemented, such loans meet the definition of a troubled debt restructuring.  Most of the modifications employed by the Bank during 2012 and 2011 have resulted in lower amortization payments for a limited time period without any reduction in the interest rate.  The lower payments are determined by an analysis of the borrower’s cash flow ability to meet the modified terms while anticipating an improved financial condition to enable a resumption of the original payment terms.